Changes in Accumulated Other Comprehensive Income (Loss), Net of Applicable Taxes (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), Beginning Balance	¥ 9,590	¥ (49,112)	¥ (104,529)
Other comprehensive income (loss) before reclassifications	42,967	55,618
Amounts reclassified from accumulated other comprehensive income (loss)	418	3,277
Other comprehensive income (loss)	43,385	58,895	55,417
Less: other comprehensive (income) loss attributable to noncontrolling interests	(376)	(193)
Accumulated other comprehensive income (loss), Ending Balance	52,599	9,590	(49,112)
Unrealized holding gains (losses) on available-for-sale securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), Beginning Balance	45,038	36,372	9,586
Other comprehensive income (loss) before reclassifications	22,468	8,751
Amounts reclassified from accumulated other comprehensive income (loss)	120	(84)
Other comprehensive income (loss)	22,588	8,667	26,786
Less: other comprehensive (income) loss attributable to noncontrolling interests	(6)	(1)
Accumulated other comprehensive income (loss), Ending Balance	67,620	45,038	36,372
Unrealized gains (losses) on cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), Beginning Balance	(97)	(80)	(111)
Other comprehensive income (loss) before reclassifications	(20)	(76)
Amounts reclassified from accumulated other comprehensive income (loss)	16	59
Other comprehensive income (loss)	(4)	(17)	31
Accumulated other comprehensive income (loss), Ending Balance	(101)	(97)	(80)
Foreign currency translation adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), Beginning Balance	(12,437)	(49,907)	(83,973)
Other comprehensive income (loss) before reclassifications	29,678	31,653
Amounts reclassified from accumulated other comprehensive income (loss)		6,010
Other comprehensive income (loss)	29,678	37,663	34,066
Less: other comprehensive (income) loss attributable to noncontrolling interests	(370)	(193)
Accumulated other comprehensive income (loss), Ending Balance	16,871	(12,437)	(49,907)
Pension liability adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), Beginning Balance	(22,914)	(35,497)	(30,031)
Other comprehensive income (loss) before reclassifications	(9,159)	15,290
Amounts reclassified from accumulated other comprehensive income (loss)	282	(2,708)
Other comprehensive income (loss)	(8,877)	12,582	(5,466)
Less: other comprehensive (income) loss attributable to noncontrolling interests		1
Accumulated other comprehensive income (loss), Ending Balance	¥ (31,791)	¥ (22,914)	¥ (35,497)